Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Payables And Accruals [Abstract]
Professional fees accrual and payable	¥ 10,971
Value added tax payable	6,959	¥ 14,854
Deferred revenue	3,690	3,576
Other tax payables	378	1,905
Current portion of capital lease liabilities	993	935
Leasehold improvements payable	3,981	200
Others	3,070	2,569
Total	¥ 30,042	¥ 24,039